AFL CIO HOUSING INVESTMENT TRUST

Item 1. Schedule of Investments

Schedule of Portfolio Investments

March 31, 2025 (dollars in thousands; unaudited)

FHA Permanent Securities (1.6% of net assets)

	Interest Rate	Maturity Date	Face Amount	Amortized Cost	Value
Multifamily	2.50%	Apr-2063	$5,550	$5,557	$4,511
	3.40%	Jun-2038	1,810	1,812	1,673
	3.65%	Dec-2037	6,622	6,690	6,600
	3.72%	Feb-2062	4,322	4,331	3,916
	3.90%	Mar-2062	3,019	3,023	2,761
	4.00%	Dec-2053	58,109	58,087	56,556
	4.10%	Dec-2060	20,991	21,009	19,358
	4.70%	May-2053	4,375	4,531	3,459
	5.17%	Feb-2050	7,093	7,491	7,068
	5.80%	Jan-2053	1,865	1,872	1,887
	5.87%	May-2044	1,497	1,496	1,497
	6.40%	Aug-2046	3,325	3,326	3,328
	6.60%	Jan-2050	3,048	3,062	3,048
Total FHA Permanent Securities			$121,626	$122,287	$115,662

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Schedule of Portfolio Investments

March 31, 2025 (dollars in thousands; unaudited)

Ginnie Mae Securities (26.8% of net assets)

	Interest Rate	Maturity Date		Face Amount	Amortized Cost	Value
Single Family	4.00%	Feb-2040 - Jun-2040		$781	$787	$756
	4.50%	Aug-2040		423	428	416
	5.50%	Jan-2033 - Jun-2037		637	636	650
	6.00%	Jan-2032 - Aug-2037		408	408	423
	6.50%	Jul-2028		22	22	22
	7.00%	Apr-2026 - Jan-2030		157	157	162
	7.50%	Oct-2025 - Aug-2030		52	52	52
	8.00%	Sep-2026 - Nov-2030		73	73	73
	8.50%	Aug-2027		9	9	9
				2,562	2,572	2,563
Multifamily	1.95%	Mar-2064		69,875	69,857	55,791
	2.00%	Apr-2062 - Mar-2064		283,803	288,249	223,922
	2.00%	Oct-2062		51,462	53,052	41,089
	2.00%	Apr-2063		49,821	50,591	38,441
	2.00%	Apr-2063		47,222	48,130	37,240
	2.00%	Oct-2063		41,052	40,683	32,588
	2.00%	Jul-2063		40,377	40,709	32,079
	2.08%	Nov-2056		49,572	51,265	42,267
	2.15%	May-2056		334	333	329
	2.20%	Jun-2056		738	736	712
	2.25%	Dec-2048		2,519	2,503	2,369
	2.30%	Oct-2056		942	933	917
	2.31%	Nov-2051		5,896	5,896	5,389
	2.32%	Sep-2060		25,859	27,100	22,773
	2.35%	Nov-2056 - Feb-2061		26,730	27,472	22,790
	2.37%	Jan-2053		19,681	19,793	17,969
	2.40%	Aug-2047 - Dec-2057		17,657	18,023	14,668
	2.45%	Apr-2062		14,126	14,334	12,169
	2.50%	Dec-2052 - Jan-2061		50,826	51,526	43,418
	2.58%	May-2063		27,777	28,596	23,253
	2.60%	Apr-2056 - Jun-2059		7,757	7,776	7,167
	2.65%	Oct-2062		6,173	6,311	5,319
	2.67%	Mar-2062		33,971	34,694	29,830
	2.70%	May-2048 - Jul-2058		4,364	4,361	4,195
	2.74%	Apr-2057		22,769	24,505	20,564
	2.75%	Apr-2063		4,944	5,131	4,214
	2.78%	Aug-2058		10,135	10,920	9,172
	2.79%	Apr-2049		1,909	1,923	1,816
	2.80%	Feb-2053		60,000	57,386	46,178
	2.80%	Dec-2059		3,970	3,922	3,840
	2.82%	Apr-2050		531	539	515
	2.94%	Nov-2059		45,299	49,864	40,241
	2.98%	Jun-2063		14,394	14,869	12,411
	3.00%	May-2062		56,598	60,748	48,535
	3.03%	Jan-2056		28,646	30,272	26,768
	3.05%	Dec-2063	[1] (Level 3)	103,143	104,147	100,332
	3.05%	May-2054		11,545	11,586	10,465
	3.17%	Aug-2059		33,010	36,152	30,175
	3.25%	Sep-2054 - Apr-2059		45,006	43,878	43,113
	3.27%	Apr-2046		22,608	23,605	20,373
	3.30%	Sep-2060		6,732	6,881	6,308
	3.33%	May-2055		6,546	6,256	5,901
	3.34%	Sep-2059		16,150	16,421	15,275
	3.35%	Mar-2044		6,557	6,360	6,434
	3.36%	May-2061		49,682	54,671	45,834
	3.38%	Jan-2060		56,690	56,695	53,642
	3.39%	Feb-2059		13,568	13,800	12,945
	3.41%	Sep-2061		40,211	41,622	37,667
	3.43%	Nov-2061		50,928	52,372	46,838
	3.47%	Sep-2052		1,966	2,022	1,888
	3.50%	Jan-2054		2,451	2,441	2,426
	3.53%	Apr-2042		14,296	14,616	13,995
	3.60%	Apr-2061		32,665	33,619	30,627
	3.60%	Jun-2057		12,955	13,350	12,737
	3.62%	Dec-2057		27,144	27,558	26,461
	3.63%	Dec-2045		7,372	7,156	7,226

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Schedule of Portfolio Investments

March 31, 2025 (dollars in thousands; unaudited)

Ginnie Mae Securities (26.8% of net assets)

	Interest Rate	Maturity Date	Face Amount	Amortized Cost	Value
	3.65%	Oct-2058	9,793	9,922	9,568
	3.67%	Nov-2035	11,197	11,395	11,133
	3.74%	Aug-2059	14,923	15,176	14,496
	3.75%	Nov-2060	10,834	11,138	10,277
	3.78%	Aug-2060	37,917	38,166	35,953
	3.92%	Aug-2039	35,783	37,098	35,453
	4.00%	Nov-2057	23,753	24,637	22,600
	4.08%	Feb-2064	15,218	15,543	14,220
	4.10%	May-2051	3,594	3,838	3,569
	4.14%	Sep-2063	11,004	11,196	10,387
	4.35%	Dec-2060	2,206	2,243	2,170
	4.37%	Feb-2034	20,333	21,532	19,985
	4.45%	Jun-2055	2,377	2,301	2,375
	4.53%	Jan-2061	14,354	14,752	14,156
	5.17%	Jul-2064	10,699	10,840	10,833
	5.25%	Apr-2037	14,500	14,496	14,496
	5.45%	Jun-2059	39,704	41,521	40,833
	5.62%	Oct-2058	12,779	13,248	13,312
	5.64%	Nov-2058	2,241	2,324	2,339
	5.66%	Oct-2058 - Dec-2058	22,142	22,970	23,141
	5.69%	Aug-2059	10,968	11,400	11,513
	5.71%	Oct-2058	6,456	6,684	6,767
	5.78%	Dec-2058	20,246	20,961	21,328
	5.82%	Nov-2058	5,497	5,691	5,806
			2,047,472	2,097,282	1,818,310
When Issued[2]	5.00%	May-2060	22,517	22,517	22,494
	5.31%	Jun-2060	13,440	13,729	13,738
	5.33%	Apr-2060	19,525	19,916	19,862
	5.47%	Jun-2060	29,886	30,768	30,733
	5.58%	Apr-2060	5,699	5,887	5,957
	5.74%	Apr-2060	8,292	8,686	8,627
			99,359	101,503	101,411
Total Ginnie Mae Securities			$2,149,393	$2,201,357	$1,922,284

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Schedule of Portfolio Investments

March 31, 2025 (dollars in thousands; unaudited)

Ginnie Mae Construction Securities (2.2% of net assets)

	Interest Rates[3]			Unfunded
	Permanent	Construction	Maturity Date	Commitments[4]	Face Amount	Amortized Cost	Value
Multifamily	2.25%	4.10%	May-2065	$6,971	$58,956	$60,927	$45,347
	2.59%	3.59%	Aug-2064	5,844	36,468	37,296	28,988
	5.05%	5.05%	Dec-2066 - Apr-2067	73,197	8,659	10,565	7,185
	5.34%	9.75%	Aug-2065	5,934	15,023	15,792	15,898
	5.88%	10.75%	Feb-2066	19,057	96	912	1,426
	5.90%	5.90%	Aug-2065	2,006	2,104	2,226	2,380
	5.92%	5.92%	May-2065 - Jan-2066	2,828	19,651	18,897	21,171
	6.10%	7.65%	Aug-2065	640	1,531	1,625	1,708
	6.15%	6.15%	Apr-2065 - Aug-2065	—	34,372	35,131	37,149
Total Ginnie Mae Construction Securities				$116,477	$176,860	$183,371	$161,252

4 of 15

Schedule of Portfolio Investments

March 31, 2025 (dollars in thousands; unaudited)

Fannie Mae Securities (45.5% of net assets)

	Interest Rate[5]		Maturity Date	Unfunded Commitments[4]	Face Amount	Amortized Cost	Value
Single Family	2.50%		May-2050 - Jan-2052	$—	$100,019	$103,425	$83,783
	2.50%		Jan-2052	—	40,171	40,304	33,851
	3.00%		Apr-2031 - Mar-2052	—	105,760	109,112	93,072
	3.50%		Oct-2026 - Sep-2051	—	60,564	62,282	55,595
	4.00%		Sep-2025 - Jul-2052	—	70,473	70,627	66,251
	4.50%		Apr-2025 - Oct-2052	—	110,692	110,092	106,980
	4.70%	1M SOFR+36	Mar-2037	—	79	79	78
	4.77%	1M SOFR+43	Jun-2037	—	379	379	376
	4.85%	1M SOFR+51	Apr-2037	—	184	184	182
	4.91%	1M SOFR+57	Oct-2042	—	1,096	1,099	1,082
	4.95%	1M SOFR+61	Jun-2042	—	2,497	2,498	2,471
	5.00%		May-2034 - Jun-2053	—	116,409	116,974	115,126
	5.00%	1M SOFR+66	Mar-2042	—	1,233	1,234	1,223
	5.05%	1M SOFR+71	Oct-2043	—	2,652	2,660	2,632
	5.50%		Sep-2032 - Nov-2054	—	235,964	235,778	238,209
	6.00%		Nov-2028 - May-2054	—	134,787	135,491	137,826
	6.12%	12M SOFR+234	Nov-2034	—	115	116	118
	6.36%	6M SOFR+204	Aug-2033	—	96	96	97
	6.50%		Sep-2028 - Dec-2054	—	34,476	34,923	35,852
	6.60%	6M SOFR+198	Nov-2033	—	412	412	419
	6.70%	12M SOFR+227	Apr-2034	—	213	215	219
	6.73%	12M SOFR+224	Feb-2045	—	1,193	1,208	1,232
	7.00%		Sep-2027 - May-2032	—	295	295	309
	7.12%	1Y UST+223	May-2033	—	64	64	65
	7.18%	1Y UST+220	Aug-2033	—	217	217	222
	7.25%	12M SOFR+241	Oct-2042	—	994	1,008	1,034
	7.27%	12M SOFR+221	Jul-2033	—	87	87	89
	7.32%	1Y UST+222	Jul-2033	—	209	209	213
	7.34%	1Y UST+222	Aug-2033	—	105	105	107
	7.50%		Mar-2030 - Jun-2030	—	2	2	2
	8.00%		Aug-2030 - May-2030	—	25	25	26
				—	1,021,462	1,031,200	978,741
Multifamily	1.17%		Aug-2030 - Nov-2030	—	34,039	34,040	28,632
	1.22%		Aug-2028 - Jul-2030	—	35,478	35,523	30,840
	1.25%		Jul-2030	—	37,950	38,005	32,282
	1.26%		Jan-2031	—	24,351	24,348	20,668
	1.27%		Jul-2030	—	14,235	14,279	12,155
	1.31%		Aug-2030	—	4,245	4,272	3,638
	1.32%		Aug-2030	—	21,000	21,123	18,041
	1.38%		Jul-2030	—	10,500	10,562	9,018
	1.41%		Jul-2030	—	3,075	3,089	2,669
	1.46%		Jul-2030	—	7,016	7,058	6,110
	1.47%		Jul-2030 - Dec-2030	—	15,425	15,485	13,026
	1.50%		Aug-2030	—	1,090	1,102	948
	1.52%		Jul-2032	—	14,158	14,222	11,700
	1.53%		Jul-2032	—	10,364	10,448	8,584
	1.55%		Jul-2032	—	19,815	19,975	16,457
	1.57%		Aug-2037	—	44,912	45,050	32,767
	1.57%		Jan-2031	—	21,407	21,442	18,279
	1.58%		Oct-2031	—	57,950	58,088	48,005
	1.65%		Jul-2030	—	1,180	1,193	1,037
	1.74%		Mar-2033	—	6,160	6,208	4,997
	1.76%		Aug-2031 - Mar-2036	—	42,127	42,196	35,769
	1.88%		Nov-2031	—	25,400	25,418	21,465
	2.00%		Apr-2031	—	18,000	18,306	15,651
	2.09%		May-2032 - Jul-2050	—	21,792	21,974	16,780
	2.16%		Sep-2050	—	14,200	14,336	8,671
	2.33%		Nov-2029 - Feb-2030	—	17,467	17,484	15,904
	2.41%		Apr-2051	—	3,559	3,590	2,621
	2.43%		Nov-2031	—	18,536	18,540	16,380
	2.47%		Dec-2051	—	12,803	12,959	9,511
	2.49%		Dec-2026 - Nov-2031	—	26,207	26,231	24,339
	2.53%		Jan-2030	—	20,550	20,604	18,726
	2.55%		Sep-2026 - Mar-2030	—	24,824	24,850	23,481
	2.56%		Dec-2051	—	12,020	12,045	9,025
	2.57%		Mar-2042	—	25,155	25,164	18,543
	2.58%		Jan-2041	—	11,673	11,673	9,079
	2.59%		Oct-2039	—	26,256	26,259	20,787
	2.61%		Nov-2026	—	9,565	9,571	9,296
	2.67%		Aug-2029	—	37,280	37,385	34,849
	2.70%		Nov-2025	—	13,497	13,497	13,333
	2.72%		Jan-2041	—	27,897	28,167	22,071
	2.85%		Aug-2031	—	8,668	8,690	7,883
	2.91%		Jun-2031	—	25,000	25,054	22,889
	2.92%		Jun-2027	—	62,162	62,169	60,382
	2.93%		Sep-2027 - Apr-2038	—	55,259	55,288	48,662
	2.94%		Jun-2027 - Jul-2039	—	28,042	28,056	27,209
	2.96%		Sep-2034	—	20,000	20,432	17,238
	2.97%		Sep-2034	—	12,397	12,509	10,874
	2.99%		Jun-2025	—	2,418	2,418	2,404

5 of 15

Schedule of Portfolio Investments

March 31, 2025 (dollars in thousands; unaudited)

Fannie Mae Securities (45.5% of net assets)

Interest Rate[5]		Maturity Date	Unfunded Commitments[4]	Face Amount	Amortized Cost	Value
3.00%		May-2027	—	6,040	6,041	5,868
3.01%		Apr-2052	—	7,128	7,131	5,595
3.02%		Jun-2027	—	3,386	3,386	3,296
3.04%		Apr-2030	—	23,801	23,821	22,417
3.05%		Apr-2030	—	24,203	24,210	22,795
3.12%		Apr-2030	—	11,937	11,938	11,192
3.13%		May-2026	—	3,020	3,023	2,991
3.14%		Apr-2029	—	7,239	7,243	6,925
3.17%		Jun-2029	—	22,345	22,378	21,313
3.18%		May-2035	—	7,834	7,888	7,278
3.21%		May-2030	—	6,024	6,047	5,670
3.24%		May-2052	—	6,192	6,303	4,921
3.30%		May-2029	—	3,448	3,493	3,344
3.31%		Oct-2027	—	14,268	14,281	13,918
3.36%		Oct-2029	—	9,827	9,828	9,446
3.42%		Apr-2035	—	4,752	4,786	4,297
3.63%		Jul-2035	—	20,379	20,394	18,589
3.68%		Jul-2028	—	11,538	11,659	11,237
3.70%		Oct-2033	—	19,865	19,908	18,690
3.91%		Aug-2032	—	26,250	26,447	25,215
4.05%		Jun-2030	—	10,632	10,558	10,458
4.07%		Oct-2034	—	13,082	12,461	12,588
4.31%		Jun-2033	—	8,587	8,606	8,436
4.32%		Mar-2028	—	41,708	41,762	41,638
4.37%		Jun-2033	—	21,805	21,825	21,513
4.40%		Jan-2034	—	3,815	3,717	3,763
4.48%		Aug-2030	—	20,915	20,916	20,982
4.52%		Sep-2033	—	11,361	11,279	11,315
4.55%	1M SOFR+20	Nov-2031	—	40,943	40,946	40,150
4.55%		Jul-2030	—	10,699	10,714	10,768
4.56%		Feb-2028	—	29,835	29,862	29,842
4.62%		Feb-2034	—	7,430	7,373	7,440
4.64%	1M SOFR+29	Feb-2029	—	20,000	20,002	19,687
4.69%		Jun-2035	—	452	458	448
4.74%		Sep-2033	—	13,405	13,432	13,559
4.76%		Jun-2029 - Sep-2030	—	31,957	32,494	32,439
4.76%	1M SOFR+40	Feb-2028	—	29,402	29,402	29,195
4.78%	1M SOFR+42	Mar-2028	—	36,991	36,991	36,748
4.80%		Oct-2052	—	12,062	12,096	11,482
4.81%	1M SOFR+45	Jan-2028	—	22,359	22,359	22,228
4.81%		Aug-2029	—	12,750	12,829	12,973
4.82%	1M SOFR+46	Dec-2027	—	17,262	17,262	17,166
4.82%		Jul-2030 - Feb-2034	—	16,035	16,105	16,302
4.82%	1M SOFR+47	Jun-2029	—	63,760	63,771	63,449
4.83%		Sep-2028	—	13,422	13,481	13,639
4.84%	1M SOFR+49	May-2032	—	28,526	28,529	28,177
4.85%		Jan-2034	—	2,801	2,809	2,853
4.87%	1M SOFR+52	Jun-2032	—	30,975	30,975	30,986
4.88%		May-2029 - Jul-2030	—	21,285	21,488	21,723
4.96%		Aug-2033	—	3,465	3,465	3,558
5.00%		Jun-2029	—	68,500	69,009	70,131
5.00%		Sep-2033	—	15,366	15,393	15,818
5.02%		Dec-2033	—	5,222	5,195	5,364
5.03%		Jun-2029	—	9,129	9,250	9,338
5.04%		Apr-2029	—	22,230	22,512	22,775
5.05%	1M SOFR+69	Jun-2029	—	40,725	40,725	40,762
5.05%		Oct-2030 - Feb 2025	—	32,154	32,723	33,155
5.05%	1M SOFR+69	May-2029	—	17,126	17,128	17,139
5.06%		Dec-2032	—	46,805	47,929	48,345
5.09%		Apr-2040	—	7,331	7,258	7,433
5.13%		Jan-2029	—	36,000	36,173	36,884
5.13%		Sep-2028	—	14,584	14,680	14,952
5.13%	1M SOFR+78	Oct-2033	—	12,400	12,403	12,416
5.16%		Oct-2030	—	8,020	8,073	8,305
5.18%	1M SOFR+82	Jan-2028	—	3,710	3,711	3,707
5.20%	1M SOFR+85	Nov-2032	—	15,800	15,803	15,816
5.20%		Dec-2029 - Feb-2035	—	13,446	13,826	13,973
5.22%		Feb-2035	—	28,117	29,121	29,205
5.24%		Feb-2035	—	9,817	9,948	10,105
5.28%		Nov-2028	—	16,998	17,299	17,515
5.30%		Aug-2029 - Sep-2033	—	6,341	6,392	6,563
5.31%		Nov-2028	—	34,346	34,800	35,410
5.32%		May-2034	—	3,661	3,732	3,830
5.35%		Dec-2032	—	11,793	12,275	12,366
5.36%		Nov-2028 - Nov-2030	—	24,023	24,534	24,997
5.39%		May-2034	—	7,910	8,110	8,342
5.46%		May-2029	—	4,684	4,732	4,858
5.47%		Nov-2033	—	6,140	6,216	6,512
5.50%		Jan-2029	—	10,500	10,725	10,909
5.52%		Oct-2033	—	3,860	3,937	4,088
5.55%		Dec-2028	—	20,041	20,374	20,789

6 of 15

Schedule of Portfolio Investments

March 31, 2025 (dollars in thousands; unaudited)

Fannie Mae Securities (45.5% of net assets)

	Interest Rate[5]	Maturity Date	Unfunded Commitments[4]	Face Amount	Amortized Cost	Value
	5.69%	Jun-2041	—	3,927	3,992	3,960
	5.75%	Jun-2041	—	1,908	1,945	1,935
	5.87%	Dec-2035	—	6,609	7,099	7,216
	5.96%	Jan-2029	—	145	145	146
	5.99%	Dec-2028	—	6,332	6,516	6,658
			—	2,420,001	2,432,232	2,275,894
Forward Commitments	4.47%	Jul-2041	10,058	—	—	(574)
	5.21%	Jul-2044	12,174	—	—	(182)
	5.40%	Jun-2043	23,950	—	—	623
			46,182	—	—	(133)
When Issued[5]	4.86%	Apr-2032	—	15,498	15,766	15,737
Total Fannie Mae Securities			$46,182	$3,456,961	$3,479,198	$3,270,239

7 of 15

Schedule of Portfolio Investments

March 31, 2025 (dollars in thousands; unaudited)

Freddie Mac Securities (7.9% of net assets)

	Interest Rate[5]		Maturity Date	Unfunded Commitments[4]	Face Amount	Amortized Cost	Value
Single Family	2.50%		Jan-2043 - Aug-2046	$—	$4,692	$4,733	$4,057
	3.00%		Aug-2042 - Sep-2046	—	19,694	19,969	17,790
	3.50%		Jan-2026 - Oct-2046	—	35,156	35,767	32,605
	4.00%		Apr-2025 - Aug-2047	—	32,642	33,647	31,091
	4.50%		Jan-2038 - Dec-2044	—	8,935	9,218	8,835
	4.76%	1M SOFR+41	Feb-2036	—	133	133	132
	4.79%	1M SOFR+44	May-2037	—	62	62	61
	4.81%	1M SOFR+46	Apr-2036 - Jan-2043	—	1,629	1,630	1,602
	4.86%	1M SOFR+51	Aug-2043	—	1,529	1,529	1,507
	4.94%	1M SOFR+59	Oct-2040	—	1,128	1,127	1,115
	4.96%	1M SOFR+61	Oct-2040 - Jun-2044	—	4,185	4,188	4,141
	5.00%		Jun-2026 - Aug-2040	—	1,267	1,265	1,286
	5.00%	1M SOFR+66	Nov-2040	—	1,064	1,069	1,053
	5.05%	1M SOFR+71	Oct-2043	—	1,201	1,208	1,200
	5.50%		Apr-2033 - Dec-2037	—	1,132	1,130	1,175
	6.00%		Dec-2033 - Dec-2037	—	1,741	1,750	1,824
	6.50%		Apr-2028 - Mar-2030	—	209	211	222
	7.00%		Apr-2028 - Nov-2037	—	11	11	12
	7.14%	1Y UST+223	Oct-2033	—	90	89	91
	7.22%	1Y UST+223	Jun-2033	—	20	20	20
	7.50%		Aug-2029 - Apr-2031	—	8	8	8
	7.52%	12M SOFR+250	Jul-2035	—	85	84	87
				—	116,613	118,848	109,914
Multifamily	2.04%		May-2050	$—	$19,198	$19,592	$13,588
	2.38%		Feb-2034	—	42,188	42,323	36,010
	2.40%		Jun-2031	—	7,351	7,393	6,581
	2.42%		Jun-2031	—	11,621	11,695	10,416
	3.28%		Dec-2029	—	15,185	15,247	14,457
	3.34%		Dec-2029	—	9,046	9,091	8,631
	3.35%		Oct-2033	—	32,679	32,601	30,437
	3.50%		Jan-2026	—	14,179	14,181	14,067
	3.60%		Apr-2030	—	23,556	23,792	22,635
	3.68%		Oct-2025	—	10,000	10,002	9,930
	4.25%		Jan-2028	—	93,650	93,232	93,739
	4.36%		Dec-2029	—	9,198	9,165	9,172
	4.55%	1M SOFR+20	Aug-2031	—	13,798	13,798	13,655
	4.58%	1M SOFR+23	Jul-2027	—	3,834	3,834	3,822
	4.59%	1M SOFR+24	Nov-2027 - Jun-2031	—	49,140	49,137	48,686
	4.60%	1M SOFR+25	Dec-2030	—	4,946	4,946	4,903
	4.65%	1M SOFR+30	Dec-2030	—	9,567	9,567	9,516
	4.71%	1M SOFR+36	Oct-2030	—	1,952	1,952	1,941
	4.73%	1M SOFR+37	Nov-2030	—	4,034	4,034	4,019
	4.80%	1M SOFR+44	Oct-2030	—	1,106	1,106	1,103
	4.83%		Jan-2039	—	9,817	9,896	9,810
	4.90%		Feb-2029 - Jun-2031	—	15,252	15,246	15,317
	4.91%	1M SOFR+56	Apr-2033	—	20,000	20,000	20,000
	5.01%	1M SOFR+66	Apr-2033	—	35,155	35,226	35,399
	5.07%	1M SOFR+72	Jul-2033	—	21,717	21,792	21,814
				—	478,169	478,848	459,648
Forward Commitments	3.86%		May-2040	27,450	—	—	(1,232)
Total Freddie Mac Securities				$27,450	$594,782	$597,696	$568,330

8 of 15

Schedule of Portfolio Investments

March 31, 2025 (dollars in thousands; unaudited)

State Housing Finance Agency Securities (4.0% of net assets)

		Interest Rates[3]
	Issuer	Permanent	Construction	Maturity Date	Face Amount	Amortized Cost	Value
Multifamily	NYC Housing Development Corp	2.95%	—	Nov-2041	$6,275	$6,275	$4,777
	NYC Housing Development Corp	3.05%	—	Nov-2046	13,000	13,000	9,198
	NYC Housing Development Corp	3.10%	—	Oct-2046	19,584	19,584	15,983
	Illinois Housing Development Auth	3.30%	—	Dec-2059	2,370	2,371	2,370
	Illinois Housing Development Auth	—	3.54%	Nov-2026	5,615	5,627	5,662
	Mass Housing[6]	3.85%	—	Dec-2058	9,265	9,262	7,232
	Illinois Housing Development Auth	4.22%	—	Jul-2042	16,490	16,511	15,626
	Chicago Housing Authority	4.36%	—	Jan-2038	25,000	25,000	23,075
	MassHousing	4.50%	—	Dec-2065	30,060	30,103	27,971
	Illinois Housing Development Auth	4.62%	—	Jan-2067	24,600	24,600	23,192
	City of Chicago[7]	4.63%	—	Sep-2037	1,500	1,473	1,500
	NYC Housing Development Corp	4.65%	—	Nov-2049	21,400	21,420	20,765
	Mass Housing	4.84%	—	Dec-2067	35,416	35,448	34,860
	Mass Housing[6]	4.90%	—	Jun-2066	26,645	26,682	26,479
	City of Chicago[7]	4.90%	—	Mar-2044	1,000	992	984
	Illinois Housing Development Auth	5.05%	—	Jul-2066	13,320	13,366	13,381
	Mass Housing[6]	5.11%	—	Jun-2066	53,425	53,465	53,983
Total State Housing Finance Agency Securities					$304,965	$305,179	$287,038

9 of 15

Schedule of Portfolio Investments

March 31, 2025 (dollars in thousands; unaudited)

Other Mutifamily Investments (2.0% of net assets)

		Interest Rates[3,5]				Unfunded
	Issuer	Permanent	Construction		Maturity Date	Commitments[4]	Face Amount	Amortized Cost	Value
Direct Loans	Ladder 260 - Tax Exempt - Minneapolis, MN (Level 3)	—	4.04%		Nov-2025	—	8,161	8,209	8,076
	Olson Court - Minneapolis, MN (Level 3)	—	5.82%		May-2027	9,409	13,434	13,380	13,873
	Soul - St. Paul, MN (Level 3)	—	6.35%	1M SOFR+225	May-2025	—	24,750	24,806	24,615
	400 Lake Shore Drive - Chicago, IL (Level 3)	—	6.44%	80% Daily SOFR+300	Dec-2058	39,276	10	(244)	216
	Landmark Towers - St. Paul, MN (Level 3)	—	6.67%	1M TERM SOFR+235	Jun-2027	5,837	12,823	12,820	12,858
	Soul - St. Paul, MN (Level 3)	—	6.95%	1M SOFR+285	May-2025	784	10,029	10,029	9,976
	Hudson Exchange - Jersey City, NJ (Level 3)	—	7.13%	1M SOFR+275	Jun-2027	26,612	23,388	23,326	23,247
	311 W 42nd Street - New York, NY (Level 3)	—	7.45%	1M Term SOFR+311	Nov-2025	4,415	45,584	45,580	45,672
						86,333	138,179	137,906	138,533
Forward Commitments	Union Tower - San Diego, CA (Level 3)	—	6.32%	1M SOFR+200	Jun-2027	15,068	—	99	(57)
	400 Lake Shore Drive - Chicago, IL (Level 3)	—	6.44%	80% Daily SOFR+300	Dec-2053[6]	15,714	—	(133)	83
	Olson Court - Minneapolis, MN (Level 3)	—	6.52%		May-2027	2,157	—	(8)	34
	Carville Park - Reno, NV (Level 3)	—	6.85%	1M SOFR+275	Jun-2027	7,010	—	(103)	(78)
						39,949	—	(145)	(18)
Privately Insured Construction/Permanent Mortgages[8]	Illinois Housing Development Auth	6.20%	—		Dec-2047	—	2,742	2,748	2,725
	Illinois Housing Development Auth	6.40%	—		Nov-2048	—	839	846	834
						—	3,581	3,594	3,559
Total Other Multifamily Investments						$126,282	$141,760	$141,355	$142,074

10 of 15

Schedule of Portfolio Investments

March 31, 2025 (dollars in thousands; unaudited)

United States Treasury Securities (8.8% of net assets)

	Interest Rate	Maturity Date	Face Amount	Amortized Cost	Value
	1.75%	Aug-2041	$20,000	$19,529	$13,546
	2.00%	Nov-2041	7,000	6,693	4,914
	2.38%	Feb-2042	15,000	15,266	11,130
	3.00%	Aug-2052	20,000	18,216	14,881
	3.63%	Feb-2053	10,000	9,703	8,420
	3.88%	Feb-2043	105,000	105,184	96,085
	4.00%	Nov-2042	15,000	14,777	13,990
	4.13%	Aug-2044	115,000	110,527	107,739
	4.13%	Aug-2053	40,000	37,086	36,850
	4.13%	Jul-2031	30,000	30,657	30,115
	4.25%	Aug-2054	20,000	20,497	18,872
	4.50%	Nov-2054	143,000	141,116	140,855
	4.63%	Nov-2044	55,600	54,991	55,670
	4.63%	May-2044	55,000	57,253	55,163
	4.75%	Nov-2043 - Nov 2053	20,000	20,060	20,433
Total United States Treasury Securities			$670,600	$661,555	$628,663

Total Fixed-Income Investments			$7,616,947	$7,691,998	$7,095,542

11 of 15

Schedule of Portfolio Investments

March 31, 2025 (dollars in thousands; unaudited)

Equity Investment in Wholly-Owned Subsidiary (less than 0.01% of net assets)

		Amount of
	Face	Dividends
Issuer	Amount (Cost)	or Interest	Value

HIT Advisers[9] (Level 3)	$1	$—	$680
Total Equity Investment	$1	$—	$680

12 of 15

Schedule of Portfolio Investments

March 31, 2025 (dollars in thousands; unaudited)

Short-Term Investments (2.5% of net assets)

Issuer	Interest Rate	Maturity Date	Face Amount	Amortized Cost	Value
Commercial Paper
Commerzbank	4.34%[10]	Apr-2025	$68,000	$68,000	$68,000
Chesham Financial	4.35%[10]	Apr-2025	31,000	31,000	31,000
Halkin Finance	4.33%[10]	Apr-2025	44,000	44,000	44,000

Blackrock Federal Funds	4.24%[11]	Apr-2025	$36,631	$36,631	$36,631

Total Short-Term Investments			$179,631	$179,631	$179,631

Total Investments			$7,796,579	$7,871,630	$7,275,853

13 of 15

Schedule of Portfolio Investments

March 31, 2025 (dollars in thousands; unaudited)

Futures Contracts (Notional Amount Long 0.6% of net assets | Short 1.1% of net assets)

					Unrealized
	Number				Appreciation
Description	of Contracts	Expiration Date	Notional Amount	Market Value	(Depreciation)

Futures Long
CBOT U.S. Treasury Long Bond	350	Jun-25	$40,649	$41,048	$399

Futures Short
CBOT Ultra 10-Year U.S. Treasury Note	640	Jun-25	$(73,121)	$(73,040)	$(81)
CBOT U.S. Treasury Ultra Long Bond	39	Jun-25	$(4,738)	$(4,768)	$30

Total Futures Contracts					$348

14 of 15

Schedule of Portfolio Investments

March 31, 2025 (dollars in thousands)

Footnotes

1	Date reflects the stated maturity date of the bond. However, the bond is subject to a mandatory tender for purchase in December 2027, which may be extended to December 2028 under certain conditions.

2	The HIT records when issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when issued basis are marked to market monthly and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

3	Construction interest rates are the rates charged to the borrower during the construction phase of the project. The permanent interest rates are charged to the borrower during the amortization period of the loan, unless the U.S. Department of Housing and Urban Development requires that such rates be charged earlier.

4	The HIT may make commitments, including forward commitments, in securities or loans that fund over time on a draw basis or fund at a single point in time. Generally, GNMA construction securities fund over a 12-to-24 month period. Funding periods for State Housing Agency construction securities and Direct Loans vary by project, but generally fund over a one-to-48 month period. Forward commitments generally settle within 12 months of the original commitment date. At period end, unfunded commitments totaled $316.4 million for which unrealized losses of $2.9 million are included in the related Value column of the Schedule of Portfolio Investments for such commitments.

5	For floating and variable rate securities the rate indicated is for the period end. With respect to these securities, the schedule also includes the reference rate and spread in basis points.

6	Securities exempt from registration under the Securities Act of 1933 and were privately placed directly by a state housing agency (a not-for-profit public agency) with the HIT. The securities are backed by mortgages and are general obligations of the state housing agency, and therefore secured by the full faith and credit of said agency. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are considered liquid, under procedures established by and under the general supervision of the HIT's Board of Trustees.

7	Federally tax-exempt bonds collateralized by Ginnie Mae securities.

8	Loans insured by Ambac Assurance Corporation, are additionally backed by a repurchase option from the mortgagee for the benefit of the HIT. The repurchase price is defined as the unpaid principal balance of the loan plus all accrued unpaid interest due through the remittance date. The repurchase option can be exercised by the HIT in the event of a payment failure by Ambac Assurance Corporation.

9	The HIT has a participation interest in HIT Advisers, a Delaware limited liability company. HIT Advisers is a New York based adviser currently exempt from investment adviser registration in New York. The investment in HIT Advisers is valued by the HIT's valuation committee in accordance with the fair value procedures adopted by the HIT's Board of Trustees, and approximates carrying value of HIT Advisors and its subsidiary on a consolidated basis. The participation interest is not registered under the federal securities laws.

10	Rate indicated is the effective yield at the time of purchase.

11	Rate indicated is the annualized 1-day yield as of March 31, 2025.

Key to abbreviations

M	Month
Y	Year
UST	U.S. Treasury
SOFR	Secured Overnight Financing Rate

15 of 15

Item 1. Schedule of Investments

(Schedule of Investments)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS; unaudited

As of March 31, 2025

The accompanying notes are an integral part of this Schedule of Portfolio Investments.

Note 1. Summary of Significant Accounting Policies

The American Federation of Labor and Congress of Industrial Organizations (AFL-CIO) Housing Investment Trust (HIT) is a common law trust created under the laws of the District of Columbia and is registered under the Investment Company Act of 1940, as amended (Investment Company Act), as a no-load, open-end investment company. The HIT has obtained certain exemptions from the requirements of the Investment Company Act that are described in the HIT’s Prospectus and Statement of Additional Information. Participation in the HIT is limited to eligible pension plans and labor organizations, including health and welfare, general, voluntary employees’ benefit associations and other funds that have beneficiaries who are represented by labor organizations. The following is a summary of significant accounting policies followed by the HIT in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles (GAAP) in the United States. The HIT follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services—Investment Companies.

Investment Valuation

Net asset value per share (NAV) is determined as of the close of regular trading (normally 4:00 p.m.) of the New York Stock Exchange on the last business day of each calendar month. When the markets close early for holidays, prices may be taken earlier in the day. The HIT’s Board of Trustees is responsible for the valuation process. The HIT’s Board of Trustees has designated the officers of the HIT that comprise the HIT’s Valuation Committee as the “valuation designee” to perform fair valuations of the HIT’s investments pursuant to Rule 2a-5 under the Investment Company Act. The Valuation Committee, in accordance with the policies and procedures approved by the HIT’s Board of Trustees, is also responsible for evaluating the effectiveness of the HIT’s pricing policies, determining the reliability of third-party pricing information and reporting to the Board of Trustees on valuation matters, including fair value determinations. Following is a description of the valuation methods and inputs applied to the HIT’s major categories of assets. The majority of the HIT’s assets are valued using evaluated prices provided by independent third-party pricing services that are approved by the Board of Trustees. Portfolio securities for which market quotations are readily available are valued through exchange determined market pricing. For U.S. Treasury securities, independent pricing services generally base evaluated prices on actual transactions as well as dealer-supplied market information. For State Housing Finance Agency securities, independent pricing services generally base evaluated prices using models that utilize trading spreads, new issue scales, verified bid information and credit ratings. For commercial mortgage-backed securities, independent pricing services generally base evaluated prices on cash flow models that take into consideration benchmark yields and utilize available trade information, dealer quotes and market color.

For U.S. agency and government-sponsored enterprise securities, including single family and multifamily mortgage-backed securities, construction mortgage securities and loans and collateralized mortgage obligations, independent pricing services generally base evaluated prices on an active TBA (to-be-announced) market for mortgage pools, discounted cash flow models, or option-adjusted spread models. Independent pricing services examine reference data and use observable inputs such as issue name, issue size, ratings, maturity, call type and spread/benchmark yields, as well as dealer-supplied market information. The discounted cash flow or option-adjusted spread models utilize inputs from matrix pricing, which consider observable market-based discount and prepayment rates, attributes of the collateral, and yield or price of bonds of comparable quality, coupon, maturity and type.

Investments in registered open-end investment management companies are valued based upon the NAV of such investments.

When the HIT finances the construction and permanent securities or participation interests, value is determined based upon the total amount, funded and/or unfunded, of the commitment.

Portfolio investments for which market quotations or independent third-party provider evaluated prices are deemed unreliable or not available are valued at their fair value determined in good faith by the HIT’s Valuation Committee, as valuation designee, pursuant to procedures approved by the HIT’s Board of Trustees. In determining fair market value, the Valuation Committee will employ a valuation method that it believes reflects fair value for that asset, which may include the use of an independent valuation consultant or the utilization of a discounted cash flow model based on broker and/or other market inputs. The frequency with which these fair value procedures may be used cannot be predicted. However, on March 31, 2025 the Valuation Committee fair valued less than 0.01% of the HIT’s net assets utilizing internally derived unobservable inputs.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Short-term investments acquired with a stated maturity of 60 days or less are generally valued at amortized cost, which approximates fair market value.

The HIT holds a 100% ownership interest, either directly or indirectly in HIT Advisers LLC (HIT Advisers). HIT Advisers is valued at its fair value determined in good faith under consistently applied procedures approved by the HIT’s Board of Trustees, which approximates its respective carrying value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. The HIT classifies its assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities, interest rates, prepayment speeds, credit risk and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the HIT’s determination of assumptions that market participants might reasonably use in valuing the securities.

The following table presents the HIT’s valuation levels as of March 31, 2025:

Investment Securities: ($ in thousands)	Level 1	Level 2	Level 3	Total

FHA Permanent Securities	$—	$115,662	$—	$115,662
Ginnie Mae Securities	—	1,922,284	—	1,922,284
Ginnie Mae Construction Securities	—	115,905	45,347	161,252
Fannie Mae Securities	—	3,270,372	—	3,270,372
Freddie Mac Securities	—	569,562	—	569,562
State Housing Finance Agency Securities	—	287,038	—	287,038
Other Multifamily Investments
Direct Loans	—	—	138,533	138,533
Privately Insured Construction/Permanent Mortgages	—	3,559	—	3,559
Total Other Multifamily Investments	—	3,559	138,533	142,092
United States Treasury Securities	—	628,663	—	628,663
Equity Investments	—	—	680	680
Short-Term Investments	179,631	—	—	179,631
Other Financial Instruments(1)	—	(1,365)	(18)	(1,383)
Total Investment	$179,631	$6,911,680	$184,542	$7,275,853

Derivative Investments:	Level 1	Level 2	Level 3	Total
Assets
Futures Contracts(2)	$399	—	—	$399
Liabilities
Futures Contracts(2)	(51)			(51)
Total Derivative Investments	$348	—	—	$348

1. If held in the portfolio at report date, other financial instruments include forward commitments, TBA and when-issued securities.

2. Amounts shown represent unrealized appreciation (depreciation) at period end as presented in the Schedule of Investments.

The following table reconciles the valuation of the HIT’s Level 3 investment securities and related transactions for the period ended March 31, 2025.

	Investments in Securities ($ in thousands)
	Other Multifamily Investments	Ginnie Mae Construction Securities	Equity Investments	Other Financial Instruments	Total
Beginning balance, 12/31/2024	$168,919	$96,209	$558	$(23)	$265,663
Paydowns/Settlements	(51,024)	(1,608)	—	—	(52,632)
Cost of Purchases	20,778	4,872	—	—	25,650
Total Unrealized Gain(Loss)(a)	(140)	859	122	5	846
Ending balance, 3/31/2025	$138,533	$100,332	$680	$(18)	$239,527

(a)Net change in unrealized gain (loss) attributable to Level 3 securities held at March 31, 2025 totaled $846,000 and is included in the Statement of Operations.

For the three months ended March 31, 2025, there were no transfers in levels.

Level 3 securities primarily consist of Direct Loans and one Ginnie Mae Construction Security which were valued using evaluated prices provided by an independent, third-party pricing service as of March 31, 2025 employing a discounted cash flow model. Weighted average lives for the loans ranged from 0.09 to 2.27 years. Unobservable inputs include spreads to relevant U.S. Treasuries ranging from 388 to 439 basis points. For the Ginnie Mae Construction Security, weighted average life was 1.58 years. A change in unobservable inputs may impact the value of the loans.

Federal Income Taxes

As of March 31, 2025, investments for federal income tax purposes approximated book cost at amortized cost of $7,871,630,000.  Net unrealized losses aggregated $595,777,000 at period-end, of which $27,100,000 related to appreciated investments and $622,877,000 related to depreciated investments.

Note 2. Transactions with Related Entities

HIT Advisers

HIT Advisers, a Delaware limited liability company, was formed by the HIT to operate as an investment adviser and be registered, as appropriate under applicable federal or state law. HIT Advisers is owned by HIT directly (99.9%), and indirectly through HIT Advisers Managing Member (0.1%) which is also wholly owned by the HIT. This ownership structure is intended to insulate the HIT from any potential liabilities associated with the conduct of HIT Advisers’ business. The HIT receives no services from HIT Advisers and carries it as a portfolio investment that meets the definition of a controlled affiliate.

In accordance with a contract, in addition to its membership interest, the HIT provides HIT Advisers advances to assist with its operations and cash flow management as needed. Advances are expected to be repaid as cash becomes available. HIT maintains an allowance for doubtful receivable due to aging balances. Also, in accordance with the contract, the HIT may provide the time of certain personnel and allocates operational expenses to HIT Advisers on a cost-reimbursement basis. As of March 31, 2025, HIT Advisers had no assets under management.

A rollforward of advances to HIT Advisers by the HIT is included in the table below:

Advances to HIT Advisers by HIT	$ in Thousands
Beginning Balance, 12/31/2024	$758
Advances in 2025	12
Repayment by HIT Advisers in 2025	—
Ending Balance, 3/31/2025	$770

Building America

Building America CDE, Inc. (Building America), a wholly owned subsidiary of HIT Advisers, is a Community Development Entity, certified by the Community Development Financial Institutions Fund (CDFI Fund) of the U.S. Department of the Treasury.

In accordance with a contract, the HIT provides the time of certain personnel to Building America and allocates operational expenses on a cost- reimbursement basis. Also, in accordance with the contract, the HIT provides Building America advances to assist with its operations and cash flow management as needed. Advances are repaid as cash becomes available.

A rollforward of advances to Building America by the HIT is included in the table below:

Advances to BACDE by HIT	$ in Thousands
Beginning Balance, 12/31/2024	$188
Advances in 2025	760
Repayment by BACDE in 2025	(948)
Ending Balance, 3/31/2025	$—

Labor Capital Partners

The HIT has a new indirect subsidiary, AFL-CIO Labor Capital Partners (LCP), a Delaware limited liability company which is wholly owned by HIT Advisers. LCP began operations effective January 1, 2025 and has a contract to provide non-fiduciary labor and investor relations to a third-party. Similar to the HIT’s other related entities, the HIT will provide the time of certain personnel to LCP and will allocate operational expenses on a cost-reimbursement basis. Also, the HIT will provide LCP advances to assist with its operations and cash flow management as needed which are fully expected to be repaid as LCP quarterly fee income is received.

A rollforward of advances to Labor Capital Partners by the HIT is included in the table below:

Advances to LCP by HIT	$ in Thousands
Beginning Balance, 12/31/2024	$—
Advances in 2025	308
Repayment by BACDE in 2025	—
Ending Balance, 3/31/2025	$308

Summarized financial information on a consolidated basis for HIT Advisers, Building America and Labor Capital Partners is included in the table below:

$ in Thousands
As of March 31, 2025
Assets	$2,947
Liabilities	$2,267
Equity	$680

For the three months ended March 31, 2025
Income	$1,085
Expenses	(713)
Tax Expense	(48)
Net Income (Loss)	$324